CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 INR (₨) ₨ / shares shares	Mar. 31, 2016 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 1,200,857.2	$ 18,517.5	₨ 656,516.4
Loans, allowance	₨ 78,496.9	$ 1,210.5	₨ 57,360.1	$ 884.5
Equity shares, par value | ₨ / shares	₨ 2.0		₨ 2.0
Equity shares, authorized	3,250,000,000	3,250,000,000	2,750,000,000	2,750,000,000
Equity shares, issued	2,562,545,717	2,562,545,717	2,528,186,517	2,528,186,517
Equity shares, outstanding	2,562,545,717	2,562,545,717	2,528,186,517	2,528,186,517